SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - $ / shares	Jun. 09, 2017	Jul. 02, 2014	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details Narrative
Stock Split	1 for 25	75 for 1
Common shares, authorized		50,000,000	500,000,000	500,000,000	500,000,000
Common shares, issued	77,887,500	1,038,050	3,115,500	77,887,500	77,887,500
Common shares, outstanding	77,887,500	1,038,050	3,115,500	77,887,500	77,887,500
Common shares, par value		$ 0.001